Stockholders Equity (Tables)	6 Months Ended
Jun. 30, 2025
Stockholders Equity
Schedule of warrants activity
	April 22, 2024	December 31, 2024	June 30, 2025
Risk-free interest rate	5.39%	4.8%	3.8%
Expected life	5.5 year	4.8 year	4.3-5.0year
Share price	$25.6	$8.4	$2.0
Volatility	132%	157%	141%
	Number of warrants	Weighted average exercise price per share $ per share	Weighted average life Years

Balance of warrants outstanding as of December 31, 2023	631	$480.00	1.90
Granted	1,192,727	-	-
Exercised	(721,500)	-	-
Balance of warrants outstanding as of December 31, 2024	471,858	7.04	4.83
Granted	65,625	-	-
Exercised	(56,250)	-	-
Effect of reverse split and adjustments	492,548	-	-
Balance of warrants outstanding as of June 30, 2025	973,781	$3.27	4.39